real estate joint ventures and investments in associates - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
real estate joint ventures and investments in associates
Interest expense	$ 390	$ 392	$ 739	$ 797
Net income (loss)	(245)	221	56	361
Comprehensive income	$ (296)	223	$ 57	482
Real estate joint ventures
real estate joint ventures and investments in associates
Revenue		6		13
Interest expense		2		5
Net income (loss)		$ (3)		$ (7)